Consolidated Balance Sheets (Parenthetical)(Consolidated variable interest entities [Member]) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
Accounts payable	$ 9	56	304
Salaries and welfare payable	1,392	8,634	7,925
Taxes payable	806	5,002	6,385
Deferred revenues	4,279	26,547	45,274
Accrued expenses and other current liabilities	373	2,317	9,192
Deferred revenues	$ 15	95	226